Nature of Operations, Basis of Presentation and Significant Accounting Policies - Schedule of Factoring Interest and Fees (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015
Successor [Member]
Factoring interest and fees	$ 14,825	$ 5,647		$ 28,482	$ 34,069
Successor [Member]
Factoring interest and fees		$ 5,647
Predecessor [Member]
Factoring interest and fees